AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS
December 31, 2019
(unaudited)

Principal Amount	General Obligation Bonds (27.2%)	Ratings Moody's, S&P and Fitch	Value	(a)

	City (6.0%)

	Buckeye Jackrabbit Trail Sanitary Sewer Improvement District
$286,000	6.250%, 01/01/29	NR/A-/NR	$292,695

	Gilbert Improvement District No. 19
15,000	5.200%, 01/01/23	Aa1/AA-/NR	15,048

	Gilbert Improvement District No. 20
590,000	5.100%, 01/01/29	Aa1/AA-/NR	601,104

	Glendale, Arizona
3,580,000	5.000%, 07/01/20	A1/AA-/AAA	3,648,485
200,000	5.000%, 07/01/33	NR/AA-/AAA	248,134

	Goodyear McDowell Road Commercial Corridor Improvement District
870,000	3.250%, 01/01/27 BAMAC Insured	Aa2/AA/NR	948,752

	Mesa, Arizona
1,540,000	2.000%, 07/01/20	Aa2/AA/NR	1,547,038
425,000	4.000%, 07/01/32	Aa2/AA/NR	491,878
425,000	4.000%, 07/01/33	Aa2/AA/NR	490,514
450,000	4.000%, 07/01/34	Aa2/AA/NR	518,139

	Scottsdale, Arizona
200,000	4.000%, 07/01/28	Aaa/AAA/AAA	227,574
500,000	4.000%, 07/01/34	Aaa/AAA/AAA	567,465

	Tempe, Arizona
945,000	2.000%, 07/01/20	NR/AAA/AAA	949,413
2,245,000	4.000%, 07/01/22	Aa1/AAA/AAA	2,277,350

	Tempe Improvement District (Pier Town Lake)
2,000,000	5.000%, 01/01/29	Aa2/NR/NR	2,006,060

	Tolleson, Arizona
1,000,000	4.000%, 07/01/38	NR/AA/AAA	1,122,500

	Total City		15,952,149

	County (5.3%)

	Drexel Heights Fire District
120,000	3.000%, 07/01/21	NR/AA-/NR	122,938
100,000	3.000%, 07/01/22	NR/AA-/NR	103,980
255,000	3.000%, 07/01/23	NR/AA-/NR	268,727

	Maricopa Co. Daisy Mountain Fire District
340,000	4.000%, 07/01/27 AGMC Insured	NR/AA/NR	390,891
395,000	3.500%, 07/01/28 AGMC Insured	NR/AA/NR	440,208

	Maricopa Co. Special Health Care District
2,500,000	5.000%, 07/01/25	Aa3/NR/AAA	2,991,350
2,500,000	5.000%, 07/01/26	Aa3/NR/AAA	3,065,800
3,000,000	5.000%, 07/01/32	Aa3/NR/AAA	3,726,780
1,500,000	5.000%, 07/01/34	Aa3/NR/AAA	1,854,075

	Yuma Co. Free Library District
1,000,000	4.000%, 07/01/29	Aa3/NR/AAA	1,112,590

	Total County		14,077,339

	School District (15.9%)

	Apache Co. Unified School District No. 10 (Round Valley)
710,000	4.000%, 07/01/20	A2/NR/NR	719,770

	Buckeye Union High School District No. 201
1,000,000	5.000%, 07/01/33 AGMC Insured	NR/AA/NR	1,168,610
500,000	5.000%, 07/01/36 BAMAC Insured	NR/AA/NR	599,090

	Coconino Co. Unified School District No. 1 (Flagstaff)
300,000	5.000%, 07/01/20	Aa1/AA-/NR	305,829

	Gila Co. Unified School District No. 10 (Payson)
1,000,000	5.000%, 07/01/28	Aa3/NR/NR	1,149,910

	Glendale Union High School District No. 205
825,000	3.000%, 07/01/20	NR/A+/NR	832,499
525,000	5.000%, 07/01/27 BAMAC Insured	NR/AA/NR	588,362

	Maricopa Co. Elementary School District No. 1 (Phoenix)
1,225,000	2.000%, 07/01/20 BAMAC Insured	NR/AA/NR	1,230,121
500,000	4.000%, 07/01/31 BAMAC Insured	NR/AA/NR	567,935
460,000	4.000%, 07/01/32 BAMAC Insured	NR/AA/NR	521,051

	Maricopa Co. Elementary School District No. 3 (Tempe)
500,000	5.000%, 07/01/30	Aa2/NR/NR	620,030

	Maricopa Co. Elementary School District No. 8 (Osborn)
500,000	5.000%, 07/01/31 AGMC Insured	NR/AA/NR	610,295

	Maricopa Co. Elementary School District No. 14 (Creighton)
1,260,000	5.000%, 07/01/20	A1/NR/NR	1,283,852

	Maricopa Co. Elementary School District No. 28 (Kyrene Elementary)
350,000	5.000%, 07/01/34	Aa1/AA/NR	409,766

	Maricopa Co. Elementary School District No. 59 (Laveen)
125,000	3.000%, 07/01/20	Aa3/NR/NR	126,168

	Maricopa Co. Elementary School District No. 62 (Union)
315,000	4.000%, 07/01/29 BAMAC Insured	NR/AA/NR	365,627
580,000	4.000%, 07/01/32 BAMAC Insured	NR/AA/NR	665,649
300,000	4.000%, 07/01/33 BAMAC Insured	NR/AA/NR	343,446
375,000	4.000%, 07/01/34 BAMAC Insured	NR/AA/NR	428,396

	Maricopa Co. High School District No. 210 (Phoenix)
500,000	4.000%, 07/01/26	Aa2/AA/AAA	570,550

	Maricopa Co. High School District No. 214 (Tolleson)
825,000	4.000%, 07/01/34	Aa1/AA-/NR	949,922

	Maricopa Co. Unified School District No. 11 (Peoria)
750,000	3.000%, 07/01/20	NR/AA-/NR	757,080
1,500,000	4.000%, 07/01/25	A1/AA-/NR	1,599,780
675,000	4.500%, 07/01/33 AGMC Insured	A1/AA/NR	763,655

	Maricopa Co. Unified School District No. 24 (Gila Bend)
150,000	5.500%, 07/01/22	NR/NR/NR*	150,192

	Maricopa Co. Unified School District No. 41 (Gilbert)
350,000	3.000%, 07/01/20	Aa2/AA-/NR	353,322

	Maricopa Co. Unified School District No. 60 (Higley)
1,615,000	5.000%, 07/01/29	Aa3/A+/NR	1,851,727

	Maricopa Co. Unified School District No. 66 (Roosevelt)
910,000	4.000%, 07/01/31 BAMAC Insured	A3/AA/NR	1,034,324

	Maricopa Co. Unified School District No. 69 (Paradise Valley)
1,000,000	4.500%, 07/01/30	Aa2/NR/AAA	1,097,970

	Maricopa Co. Unified School District No. 80 (Chandler)
300,000	5.000%, 07/01/23	Aa1/AA/NR	340,269
545,000	4.000%, 07/01/36	Aa1/AA/NR	621,747

	Maricopa Co. Unified School District No. 89 (Dysart)
500,000	4.000%, 07/01/28	NR/A+/AAA	548,755
2,185,000	5.500%, 07/01/22 NPFG/FGIC Insured	Baa2/A+/NR	2,412,262

	Maricopa Co. Unified School District No. 90 (Saddle Mountain)
1,300,000	5.125%, 07/01/25 AGMC Insured	A2/AA/NR	1,371,942

	Maricopa Co. Unified School District No. 93 (Cave Creek)
100,000	4.000%, 07/01/29 BAMAC Insured	NR/AA/NR	111,702

	Maricopa Co. Unified School District No. 97 (Deer Valley)
425,000	5.000%, 07/01/20	Aa2/NR/AA+	433,215

	Mohave Co. Unified School District No. 1 (Lake Havasu)
100,000	4.000%, 07/01/20	Aa2/NR/NR	101,441
250,000	2.000%, 07/01/21	Aa2/NR/NR	253,215
500,000	5.000%, 07/01/35	Aa2/NR/NR	604,445

	Navajo Co. Unified School District No. 10 (Show Low)
500,000	4.000%, 07/01/31 AGMC Insured	NR/AA/NR	564,230

	Navajo Co. Unified School District No. 32 (Blue Ridge)
400,000	5.000%, 07/01/29 AGMC Insured	NR/AA/NR	492,316

	Pima Co. Unified School District No. 6 (Marana)
1,250,000	5.000%, 07/01/25	NR/A/NR	1,319,363
950,000	5.250%, 07/01/25 AGMC Insured	NR/AA/NR	1,041,770
1,000,000	4.000%, 07/01/37 AGMC Insured	NR/AA/NR	1,114,800
1,000,000	4.250%, 07/01/32 MAC Insured	NR/AA/NR	1,117,720

	Pima Co. Unified School District No. 8 (Flowing Wells)
1,000,000	4.500%, 07/01/37 AGMC Insured	NR/AA/NR	1,152,730

	Pima Co. Unified School District No. 10 (Amphitheater)
300,000	5.000%, 07/01/20	Aa2/NR/NR	305,799
700,000	5.000%, 07/01/27	Aa2/A+/NR	737,877

	Pima Co. Unified School District No. 12 (Sunnyside)
1,050,000	4.000%, 07/01/28 BAMAC Insured	NR/AA/NR	1,123,269

	Pinal Co. Unified School District No. 1 (Florence)
200,000	2.000%, 07/01/21 BAMAC Insured	NR/AA/NR	202,362

	Pinal Co. Unified School District No. 44 (J. O. Combs)
1,225,000	3.750%, 07/01/38 AGMC Insured	NR/AA/NR	1,339,819

	Tempe High School District No. 213
650,000	4.000%, 07/01/32	Aa1/AA/NR	696,430

	Western Maricopa Education Center District No. 402
535,000	3.000%, 07/01/20	NR/AA-/NR	539,997
1,200,000	4.000%, 07/01/28	NR/AA-/NR	1,298,124

	Yavapai Co. Elementary School District No. 6 (Cottonwood-Oak Creek)
720,000	5.000%, 07/01/34 BAMAC Insured	A2/AA/NR	838,022

	Total School District		42,348,549

	Total General Obligation Bonds		72,378,037

	Revenue Bonds (65.5%)

	Airport (6.7%)

	Phoenix Civic Improvement Corp. Airport Bonds
5,000,000	4.000%, 07/01/40	A1/A+/NR	5,521,600
2,595,000	5.000%, 07/01/27 AMT	Aa3/AA-/NR	3,201,996
2,450,000	5.000%, 07/01/31 AMT	Aa3/AA-/NR	2,965,652
2,700,000	5.000%, 07/01/32 AMT	Aa3/AA-/NR	2,990,790
1,600,000	3.000%, 07/01/49	A1/A+/NR	1,591,968
1,000,000	3.250%, 07/01/49 AMT	A1/A+/NR	1,011,770

	Phoenix-Mesa Gateway Airport Authority
515,000	5.000%, 07/01/38 AMT	A1/AA+/NR	551,740

	Total Airport		17,835,516

	Charter Schools (1.1%)

	Arizona Industrial Development Authority (Basis Schools)
240,000	5.000%, 07/01/37 State Enhanced	NR/AA-/NR	280,735

	Arizona Industrial Development Authority (Equitable Schools)
225,000	5.000%, 11/01/21	NR/A/NR	239,774

	La Paz Co. Industrial Development Authority (Harmony Public Schools Projects)
200,000	5.000%, 02/15/28	NR/BBB/NR	228,610

	Maricopa Co. Industrial Development Authority (Great Hearts Arizona Projects)
250,000	5.000%, 07/01/26 State Enhanced	NR/AA-/NR	298,008
315,000	5.000%, 07/01/37 State Enhanced	NR/AA-/NR	372,714

	Phoenix Industrial Development Authority (Great Hearts Academies Project)
500,000	5.000%, 07/01/41	NR/BBB-/NR	549,720

	Phoenix Industrial Development Authority (Villa Montessori Inc. Project)
415,000	5.000%, 07/01/35	NR/BBB-/NR	456,396

	Phoenix Industrial Development Authority (Vista College Preparatory Projects)
430,000	5.000%, 07/01/43 State Enhanced	NR/AA-/NR	505,315

	Total Charter Schools		2,931,272

	Excise Tax (12.9%)

	Buckeye Excise Tax
400,000	4.000%, 07/01/36	NR/AA/AA	442,704
1,000,000	5.000%, 07/01/43	NR/AA/AA	1,148,030

	Buckeye Roosevelt Street Improvement District
100,000	4.000%, 01/01/32	NR/A-/NR	103,262
125,000	4.050%, 01/01/33	NR/A-/NR	128,981

	Bullhead City Excise Tax
295,000	3.000%, 07/01/20	NR/AA/NR	297,655
310,000	3.000%, 07/01/21	NR/AA/NR	318,379

	Cottonwood Pledged Revenue Obligations
500,000	5.000%, 07/01/30 AGMC Insured	NR/AA/NR	585,360

	El Mirage Pledged Excise Tax
500,000	5.000%, 07/01/30	A1/AA/NR	509,090

	Flagstaff Pledged Revenue
1,395,000	4.250%, 07/01/33	NR/AA/NR	1,574,718

	Gila Co. Pledged Revenue Obligations
480,000	2.000%, 07/01/20	NR/AA/NR	481,958

	Gilbert Pledged Revenue Obligations
450,000	4.000%, 07/01/35	Aa1/AAA/AAA	494,487

	Goodyear Public Improvement Corp.
500,000	5.250%, 07/01/24	Aa3/AA+/NR	550,245
1,500,000	5.000%, 07/01/26	Aa3/AA+/NR	1,637,655

	Graham Co. Jail District Revenue Pledged Obligation
1,000,000	5.000%, 07/01/35	NR/A-/NR	1,153,320

	Marana Pledged Excise Tax
275,000	4.000%, 07/01/30	NR/AA/NR	296,995
1,400,000	5.000%, 07/01/33	NR/AA/NR	1,564,906

	Mesa Street & Highway Revenue Refunding
450,000	5.000%, 07/01/20 AGMC Insured	A2/NR/NR	458,406

	Page Pledged Revenue Refunding
1,080,000	5.000%, 07/01/25	NR/AA-/NR	1,139,098

	Phoenix Civic Improvement Corp. (Civic Plaza)
2,000,000	5.500%, 07/01/27 BHAC/FGIC Insured	Aa1/AA+/NR	2,549,300
2,000,000	5.500%, 07/01/30 BHAC/FGIC Insured	Aa1/AA+/NR	2,698,060
1,000,000	5.500%, 07/01/23 NPFG/FGIC Insured	Aa2/AA/NR	1,140,610
2,300,000	5.500%, 07/01/33 NPFG/FGIC Insured	Aa2/AA/NR	3,215,975

	Phoenix Civic Improvement Corp. Transit Excise Tax (Light Rail)
2,000,000	4.000%, 07/01/20	Aa2/AA/NR	2,028,520

	Pinal Co. Revenue Obligations Refunding
1,500,000	5.000%, 08/01/33	NR/AA-/AA	1,719,315

	Queen Creek Excise Tax & State Shared Revenue
250,000	5.000%, 08/01/30	NR/AA/AA	281,595

	Santa Cruz Co. Jail District
1,655,000	5.000%, 07/01/28 AGMC Insured	NR/AA/NR	2,026,663
885,000	5.000%, 07/01/31 AGMC Insured	NR/AA/NR	1,070,576

	Scottsdale Municipal Property Corp.
1,500,000	5.000%, 07/01/34	Aa1/AAA/AAA	1,763,025

	Scottsdale Preservation Authority
255,000	5.000%, 07/01/20	Aa2/AA+/AAA	259,929

	Sedona Excise Tax
2,605,000	4.500%, 07/01/26 AGMC Insured	NR/AA/NR	2,824,445

	Total Excise Tax		34,463,262

	Healthcare (12.4%)

	Arizona Health Facilities Authority (Banner Health)
5,000,000	4.000%, 01/01/43	NR/AA-/AA-	5,162,150
2,000,000	5.000%, 01/01/44	NR/AA-/AA-	2,214,260

	Arizona Health Facilities Authority (Dignity Health)
2,175,000	5.250%, 03/01/39	Baa1/BBB+/BBB+	2,266,415

	Arizona Health Facilities Authority (Phoenix Children's Hospital)
1,000,000	5.000%, 02/01/27	A1/A/A+	1,073,480
775,000	5.000%, 02/01/30	A1/A/A+	828,491
6,035,000	5.000%, 02/01/34	A1/A/A+	6,431,620

	Arizona Health Facilities Authority (Scottsdale Lincoln Hospitals)
3,000,000	5.000%, 12/01/34	A2/NR/A	3,432,060
1,500,000	5.000%, 12/01/42	A2/NR/A	1,697,130

	Maricopa Co. Industrial Development Authority (HonorHealth)
2,250,000	4.125%, 09/01/38	A2/NR/A	2,513,903
1,000,000	4.125%, 09/01/42	A2/NR/A	1,106,300

	Yavapai Co. Industrial Development Authority (Northern Arizona Healthcare System)
1,000,000	5.000%, 10/01/20	NR/AA-/NR	1,028,210
500,000	5.250%, 10/01/25	NR/AA-/NR	532,410
500,000	5.250%, 10/01/26	NR/AA-/NR	531,965

	Yavapai Co. Industrial Development Authority (Yavapai Regional Medical Center)
200,000	5.000%, 08/01/21	A2/NR/A+	212,036
1,000,000	5.250%, 08/01/33	A2/NR/A+	1,125,720
675,000	5.000%, 08/01/34	A2/NR/A+	795,501

	Yuma Industrial Development Authority (Yuma Regional Medical Center)
1,635,000	5.000%, 08/01/23	NR/A/NR	1,831,903
200,000	5.000%, 08/01/32	NR/A/NR	227,506

	Total Healthcare		33,011,060

	Higher Education (7.4%)

	Arizona Board of Regents (Arizona State University System)
480,000	5.000%, 07/01/31	Aa2/AA/NR	567,629
285,000	5.000%, 07/01/32	Aa2/AA/NR	309,613
115,000	5.000%, 07/01/32	Aa2/AA/NR	124,931

	Arizona Board of Regents (Arizona State University System) Green Bonds
750,000	5.000%, 07/01/34	Aa2/AA/NR	883,020

	Arizona Board of Regents (Northern Arizona University System)
575,000	5.000%, 06/01/32	A1/A+/NR	652,303

	Arizona Board of Regents (University of Arizona System) Speed Stimulus Plan for Economic & Educational Development
1,500,000	5.000%, 08/01/34	Aa3/A+/NR	1,719,120

	Arizona Board of Regents (University of Arizona System)
400,000	5.000%, 06/01/29	Aa2/AA-/NR	460,824

	Arizona Industrial Development Authority (North Carolina Central University Student Housing)
250,000	4.000%, 06/01/34 BAMAC Insured	Baa3/AA/NR	277,375
700,000	4.000%, 06/01/39 BAMAC Insured	Baa3/AA/NR	761,250

	Arizona State University Speed Stimulus Plan for Economic & Educational Development
625,000	5.000%, 08/01/34	Aa3/AA-/NR	714,750

	Cochise Co. Community College District
630,000	5.000%, 07/01/31 BAMAC Insured	A2/AA/NR	731,581

	McAllister Academic Village (Arizona State University Hassayampa)
1,000,000	5.000%, 07/01/39	Aa3/AA-/NR	1,188,420

	Northern Arizona University Speed Stimulus Plan for Economic & Educational Development
1,445,000	5.000%, 08/01/38	A2/A/NR	1,595,092

	Phoenix Industrial Development Authority (Downtown Phoenix Student Housing)
200,000	5.000%, 07/01/26	Baa3/NR/NR	237,866
400,000	5.000%, 07/01/33	Baa3/NR/NR	478,596
1,250,000	5.000%, 07/01/42	Baa3/NR/NR	1,460,400

	Phoenix Industrial Development Authority (Eastern Kentucky University Project)
500,000	5.000%, 10/01/36	A3/BBB+/NR	575,955

	Phoenix Industrial Development Authority (Rowan University Project)
2,000,000	5.250%, 06/01/34	A3/A/NR	2,159,020

	Pima Co. Community College District
1,075,000	5.000%, 07/01/36	Aa3/NR/AA-	1,323,390
750,000	4.000%, 07/01/37	Aa3/NR/AA-	852,698
500,000	4.000%, 07/01/38	Aa3/NR/AA-	566,590

	Yavapai Co. Community College District
1,000,000	4.875%, 07/01/25 AGMC Insured	A1/AA/NR	1,051,350

	Yuma/ La Paz Counties Community College District (Arizona Western College), Refunding
1,000,000	4.000%, 07/01/28 2014A	Aa3/A+/NR	1,097,510

	Total Higher Education		19,789,283

	Lease (4.6%)

	Arizona Board of Regents (Northern Arizona University) COP
600,000	5.000%, 09/01/27	A2/A/NR	653,718
500,000	5.000%, 09/01/28	A2/A/NR	543,810
1,000,000	5.000%, 09/01/29	A2/A/NR	1,085,440

	Arizona School District Tax Anticipation Note Financing Program COP
3,500,000	2.000%, 07/28/20	MIG 1/SP-1+/NR	3,515,715

	Nogales Municipal Development Authority, Inc.
615,000	5.000%, 06/01/28 AGMC Insured	NR/AA/NR	734,316
810,000	4.000%, 06/01/33 AGMC Insured	NR/AA/NR	921,229
2,000,000	4.000%, 06/01/39 AGMC Insured	NR/AA/NR	2,223,680

	Pinal Co. Correctional Facilities
1,470,000	5.250%, 10/01/21 ACA Insured	NR/BBB/NR	1,472,426

	Prescott Municipal Property Corp.
500,000	5.000%, 07/01/34	Aa3/AA+/NR	572,930

	State of Arizona COP
500,000	5.000%, 09/01/27	Aa2/AA-/NR	598,890

	Total Lease		12,322,154

	Mortgage (3.2%)

	Eastmark Community Facilities District No. 1
345,000	4.000%, 07/15/33 AGMC Insured	NR/AA/NR	386,176
360,000	4.000%, 07/15/34 AGMC Insured	NR/AA/NR	402,106

	Estrella Mountain Ranch Community Facilities District
1,000,000	5.000%, 07/15/32 AGMC Insured	NR/AA/NR	1,183,470

	Festival Ranch Community Facilities District
950,000	5.000%, 07/15/37 BAMAC Insured	NR/AA/NR	1,134,861
750,000	5.000%, 07/15/38 BAMAC Insured	NR/AA/NR	893,393

	Goodyear Community Facilities Utilities District No. 1
500,000	4.000%, 07/15/28	A1/A-/NR	547,950
500,000	4.000%, 07/15/32	A1/A-/NR	555,125

	Merrill Ranch Community Facilities District #2
680,000	6.750%, 07/15/38	NR/BBB/NR	784,904

	Scottsdale Waterfront Community Facilities District
530,000	6.000%, 07/15/27 144A	NR/NR/NR*	530,859
930,000	6.050%, 07/15/32 144A	NR/NR/NR*	931,516

	Verrado Community Facilities Utilities District No. 1
500,000	6.000%, 07/15/33 144A	NR/NR/NR*	533,145

	Vistancia Community Facilities District
540,000	5.000%, 07/15/26	A1/NR/AA-	550,697

	Total Mortgage		8,434,202

	Pollution Control (2.2%)

	Apache Co. Industrial Development Authority, Pollution Control, Tucson Electric Power Co.
2,955,000	4.500%, 03/01/30	A3/A-/NR	3,099,204

	Coconino Co. Pollution Control, Nevada Power Co.
2,000,000	1.800%, 09/01/32 AMT	A2/A+/NR	2,002,120

	Maricopa Co. Pollution Control, El Paso Electric Co.
375,000	3.600%, 02/01/40	Baa2/BBB/NR	394,508
250,000	3.600%, 04/01/40	Baa2/BBB/NR	263,093

	Total Pollution Control		5,758,925

	Resource Recovery (3.0%)

	Chandler Industrial Development Authority (Intel Corporation Project)
4,250,000	2.700%, 12/01/37 AMT (Mandatory Put Date 8/14/23)	A1/A+/NR	4,421,233

	Maricopa Co. Industrial Development Authority, (Waste Management Inc. Project)
1,500,000	3.375%, 12/01/31 AMT (Mandatory Put Date 6/03/24)	NR/A-/NR	1,527,045

	Yavapai Co. Industrial Development Authority, (Waste Management Inc. Project)
1,500,000	2.800%, 06/01/27 AMT (Mandatory Put Date 06/01/21)	NR/A-/NR	1,527,120
520,000	2.200%, 03/01/28 AMT (Mandatory Put Date 06/03/24)	NR/A-/NR	530,078

	Total Resource Recovery		8,005,476

	Senior Living Facilities (2.7%)

	Arizona Industrial Development Authority, First Tier (Great Lakes Senior Living Communities)
480,000	4.250%, 01/01/40	NR/BBB+/NR	510,490

	Arizona Industrial Development Authority, Second Tier (Great Lakes Senior Living Communities)
620,000	5.000%, 01/01/28	NR/BBB/NR	717,080
555,000	5.000%, 01/01/29	NR/BBB/NR	645,249
1,205,000	5.000%, 01/01/30	NR/BBB/NR	1,393,944
1,405,000	4.000%, 01/01/33	NR/BBB/NR	1,483,287

	Maricopa Co. Industrial Development Authority (Christian Care Retirement Apartments)
1,000,000	5.000%, 01/01/30	NR/A/NR	1,160,420

	Pima Co. Industrial Development Authority (Christian Care Senior Living Facility)
1,000,000	5.000%, 12/15/32	NR/A-/NR	1,158,600

	Total Senior Living Facilities		7,069,070

	Transportation (0.2%)

	Pima Co. Regional Transportation Authority Excise Tax
500,000	5.000%, 06/01/26	NR/AA+/AA	562,895

	Utility (5.0%)

	Greater Arizona Development Authority Revenue
500,000	5.000%, 08/01/28 AGMC Insured	A1/AA/NR	565,340

	Mesa Utility System
1,500,000	4.000%, 07/01/32	Aa2/AA-/NR	1,688,835
2,100,000	5.000%, 07/01/35	Aa2/AA-/NR	2,210,754

	Pinal Co. Electrical District No. 3, Electrical System Revenue
305,000	4.750%, 07/01/31	NR/A+/NR	319,173

	Salt River Project Agricultural Improvement and Power Revenue
600,000	5.000%, 01/01/20	Aa1/AA+/NR	600,000
3,250,000	5.000%, 01/01/22	Aa1/AA+/NR	3,502,038

	Salt Verde Finance Corp. Gas Revenue
3,000,000	5.250%, 12/01/28	A3/BBB+/NR	3,763,050

	Surprise Utility System Senior Lien Obligations
470,000	5.000%, 07/01/33	NR/AA+/NR	589,817

	Total Utility		13,239,007

	Water/Sewer (4.1%)

	Gilbert Water Resource Municipal Property Corp.
1,190,000	4.000%, 07/01/34	NR/AAA/AAA	1,330,527

	Glendale Water & Sewer Revenue
500,000	5.000%, 07/01/28	A1/AA/NR	544,855

	Goodyear Water and Sewer Revenue
1,750,000	5.375%, 07/01/30	Aa3/A+/NR	1,785,210
635,000	5.250%, 07/01/31 AGMC Insured	Aa3/AA/NR	671,703

	Lake Havasu City Wastewater System Revenue
1,000,000	5.000%, 07/01/43 AGMC Insured	A2/AA/NR	1,150,270

	Phoenix Civic Improvement Corp. Wastewater Revenue
1,500,000	5.500%, 07/01/24 NPFG/FGIC Insured	Aa2/AAA/NR	1,789,245

	Phoenix Civic Improvement Corp. Water System Revenue
1,100,000	5.000%, 07/01/38	Aa2/AAA/NR	1,309,825

	Pima Co. Sewer Revenue System
1,335,000	5.000%, 07/01/26	NR/AA/AA-	1,460,276
865,000	5.000%, 07/01/27	NR/AA/AA-	945,056

	Total Water/Sewer		10,986,967

	Total Revenue Bonds		174,409,089

	Pre-Refunded Bonds (3.9%)††

	Pre-Refunded General Obligation Bonds (1.0%)

	School District (0.9%)

	Maricopa Co. Elementary School District No. 28 (Kyrene Elementary)
250,000	5.500%, 07/01/30	Aa1/AA/NR	288,073

	Maricopa Co. Unified School District No. 48 (Scottsdale)
1,200,000	4.750%, 07/01/30	Aa1/AA/NR	1,265,844

	Pima Co. Unified School District No. 8 (Flowing Wells)
1,000,000	5.375%, 07/01/29	NR/A+/NR	1,020,970

	Total Pre-Refunded General Obligation Bonds		2,574,887

	Pre-Refunded Revenue Bonds (3.0%)

	Excise Tax (0.1%)

	Mesa Excise Tax
250,000	5.000%, 07/01/32	Aa3/AA+/NR	273,990

	Healthcare (1.5%)

	Maricopa Co. Hospital Revenue (Sun Health)
1,320,000	5.000%, 04/01/25	NR/NR/NR*	1,448,779
2,125,000	5.000%, 04/01/35	NR/NR/NR*	2,459,093

	Total Healthcare		3,907,872

	Higher Education (0.2%)

	Arizona Board of Regents (University of Arizona System)
460,000	5.000%, 06/01/31	Aa2/AA-/NR	502,683

	Lease (1.1%)

	Arizona State Lottery Bonds
3,000,000	5.000%, 07/01/28 AGMC Insured	Aa3/AA+/NR	3,000,000

	Utility (0.1%)

	Pinal Co. Electrical District No. 3, Electrical System Revenue Refunding
250,000	5.250%, 07/01/36	NR/A+/NR	265,375

	Total Pre-Refunded Revenue Bonds		7,949,920

	Total Pre-Refunded Bonds		10,524,807

	Total Municipal Bonds (cost $241,768,561)		257,311,933

Shares	Short-Term Investment (1.7%)
4,644,754	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 1.49%** (cost $4,644,754)	Aaa-mf/AAAm/NR	4,644,754

	Total Investments (cost $246,413,315-note b)	98.3%	261,956,687
	Other assets less liabilities	1.7	4,558,741
	Net Assets	100.0%	$266,515,428

		Percent of
	Portfolio Distribution By Quality Rating	Investments†
	Aaa of Moody's or AAA of S&P or Fitch; MIG 1 of Moody's or SP-1+ of S&P	13.4%
	Pre-refunded bonds††	4.1
	Aa of Moody's or AA of S&P or Fitch	50.8
	A of Moody's or S&P or Fitch	25.7
	Baa of Moody's or BBB of S&P or Fitch	5.2
	Not Rated*	0.8
		100.0%

PORTFOLIO ABBREVIATIONS
ACA -	American Capital Assurance Financial Guaranty Corp.
AGMC -	Assured Guaranty Municipal Corp.
AMT -	Alternative Minimum Tax
BAMAC -	Build America Mutual Assurance Co.
BHAC -	Berkshire Hathaway Assurance Corp.
COP-	Certificates of Participation
FGIC -	Financial Guaranty Insurance Co.
MAC -	Municipal Assurance Corp.
NPFG -	National Public Finance Guarantee
NR -	Not Rated

*

Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO”) has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

**	The rate is an annualized seven-day yield at period end.

†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

See accompanying notes to financial statements.

AQUILA TAX-FREE TRUST OF ARIZONA

NOTES TO FINANCIAL STATEMENTS

December 31, 2019

(unaudited)

(a)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)

At December 31, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $245,980,109 amounted to $15,976,578, which consisted of aggregate gross unrealized appreciation of $15,981,989 and aggregate gross unrealized depreciation of $5,411.

(c)

Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of December 31, 2019:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$4,644,754
Level 2 – Other Significant Observable Inputs- Municipal Bonds	257,311,933
Level 3 – Significant Unobservable Inputs	—
Total	$261,956,687
+ See schedule of investments for a detailed listing of securities.